Description of Organization, Business Operations and Liquidity (Details)					1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 25, 2023 shares	Jan. 27, 2023 USD ($) shares	Jan. 25, 2023 shares	Feb. 02, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Apr. 25, 2023 USD ($)	Mar. 24, 2023 USD ($)	Feb. 27, 2023 USD ($)	Jan. 31, 2023 USD ($)	Nov. 17, 2022 USD ($)	Nov. 09, 2022 USD ($)
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Offering costs							$ 75,000	$ 75,000	$ 6,155,498
Deferred underwriting commissions					$ 10,062,500			10,062,500	10,062,500
Proceeds received from private placement									8,000,000
Fair market value rate						80.00%		80.00%
Outstanding voting securities percentage						50.00%		50.00%
Redemption value of public shares (in Dollars per share) | $ / shares								$ 10
Minimum net tangible asset upon consummation of business combination								$ 5,000,001
shares sold, rate						15.00%		15.00%
Public shares redeemed percentage						100.00%		100.00%
Threshold period from closing of public offering the company is obligated to complete business combination								30 months
Interest to pay dissolution expenses						$ 100,000		$ 100,000
Units price per share (in Dollars per share) | $ / shares						$ 10		$ 10
Cash held in the trust account						$ 250,000
Operating bank account						17,000		$ 22,000
Working capital deficit						4,100,000		$ 1,200,000
Proceeds from Sponsor						$ 594,000
Number of businesses						1
Net tangible assets						$ 5,000,001
Extensions approved months						36 years
Sponsor Note Agreement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Amount from note agreement						$ 594,000								$ 100,000
Private Placement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Proceeds from sale of private placement units				$ 8,000,000
IPO [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Purchase price, per unit (in Shares) | shares				28,750,000
Units price per share (in Dollars per share) | $ / shares				$ 10				$ 10
Gross proceeds from initial public offering				$ 287,500,000
Offering costs				16,400,000	590,000			$ 16,400,000
Deferred underwriting commissions				10,100,000				10,100,000
Investment of cash into trust account				$ 287,500,000
Initial public offering ordinary shares (in Shares) | shares				28,750,000
Offering costs				$ 16,400,000
IPO [Member] | Private Placement Warrants [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Net proceeds of sale of the units
Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Purchase price, per unit (in Shares) | shares				3,750,000
Units price per share (in Dollars per share) | $ / shares				$ 10
Deferred underwriting commissions								$ 10,100,000
Initial public offering ordinary shares (in Shares) | shares				3,750,000
Class of warrants and rights issued, price per warrant (in Dollars per share) | $ / shares				$ 10
Private Placement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Units price per share (in Dollars per share) | $ / shares								$ 10
Number of warrants to purchase shares issued (in Shares) | shares						800,000		800,000
Price of warrant (in Dollars per share) | $ / shares								$ 10
Proceeds received from private placement				$ 8,000,000		$ 8,000,000		$ 8,000,000
Units price per share (in Dollars per share) | $ / shares						$ 10
Class of warrants and rights issued, price per warrant (in Dollars per share) | $ / shares				$ 10
Class of warrants and rights issued during the period (in Shares) | shares				800,000
Public Shares [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Units price per share (in Dollars per share) | $ / shares						10		$ 10
Units price per share (in Dollars per share) | $ / shares						$ 10
Working Capital Loans [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Proceeds from Sponsor						$ 25,000		$ 25,000
Working capital loans					$ 0			100,800	$ 0
Working capital						694,000		100,000
Notes Payable to Sponsor [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Proceeds from loan						$ 79,000		$ 79,000
Promissory Note Agreement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Amount from note agreement										$ 25,000	$ 20,000	$ 75,000			$ 1,500,000
Subsequent Event [Member] | Sponsor Note Agreement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Amount from note agreement												$ 75,000	$ 250,000
Non-Redemption Agreement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Aggregate public shares exercised (in Shares) | shares		26,738,255				138,816
Cash held in the trust account		$ 271,939,156				$ 1,471,204
Initial public offering ordinary shares (in Shares) | shares	50,000		50,000
Aggregate shares redeem (in Shares) | shares	200,000		200,000
Non-Redemption Agreement [Member] | Subsequent Event [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Aggregate public shares exercised (in Shares) | shares		26,738,255
Cash held in the trust account		$ 271,939,156
Initial public offering ordinary shares (in Shares) | shares			50,000
Aggregate shares redeem (in Shares) | shares			200,000